Network Operaton And Support Expenses - Details Of Network Operation And Support Expenses (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Maintenance, operation support and related expenses		¥ 137,095	¥ 117,758	¥ 92,980
Power and utilities expenses		36,878	37,661	32,837
Charges for use of tower assets	[1],[2]	26,248	26,836	25,518
Charges for use of lines and network assets	[2],[3]	8,272	8,224	7,715
Charges for use of other assets	[2],[3]	6,521	6,149	7,492
Others		9,996	9,796	9,268
Total		¥ 225,010	¥ 206,424	¥ 175,810

[1]	Charges for use of tower assets include the non-lease components charges (maintenance, certain ancillary facilities usage and related support services) for use of telecommunications towers and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.
[2]	For the year ended December 31, 2021, short-term lease payments and lease payments of low-value assets amounted to RMB6,576 million (2020: RMB4,462 million; 2019: RMB6,757 million), and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred, amounted to RMB7,160 million (2020: RMB7,770 million; 2019: RMB8,186 million).
[3]	Charges for use of lines and network assets and other assets mainly include the non-lease components charges and the lease components charges for lease contracts that are exempted from recognition of right-of-use assets and lease liabilities, such as short-term lease payments, lease payments of low-value assets and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.